Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) (Parenthetical) - USD ($)		6 Months Ended
	May 09, 2016	Jun. 30, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016	Jan. 01, 2014	Dec. 31, 2013	Jul. 01, 2012
Note payable		$ 640,000	$ 1,145,000		$ 865,000
Interest rate on notes						8.00%	20.00%	8.00%
Note payable, current		252,968			68,471
Due to related parties			381,457		1,083,764
Lydia Hao [Member]
Note payable		195,000	195,000		195,000			$ 200,000
Officers and Shareholders [Member]
Note payable								$ 200,000
Note payable, current			600,000		600,000
Due to related parties			50,000		70,000
Mr. Lien [Member]
Note payable		$ 40,000		$ 300,000
Interest rate on notes				14.00%
Purchases from related party	$ 300,000
Percentage of accrued interest	8.00%	10.00%
Debt instruments maturity	May 31, 2018	Dec. 31, 2016
Note payable, current		$ 300,000	300,000
Due to related parties			50,000		$ 50,000
Repayments of notes payable		10,000
Mr. Hao [Member]
Purchases from related party	$ 300,000
Percentage of accrued interest	8.00%
Debt instruments maturity	May 31, 2018
Mr. Lien and Mr.Hao [Member]
Note payable, current		$ 600,000	$ 600,000